SUPPLEMENT DATED MAY 1, 2026
TO PROSPECTUS AND UPDATING SUMMARY PROSPECTUS DATED MAY 1, 2025
FOR DELAWARE LIFE MASTERS PRIME® VARIABLE ANNUITY
ISSUED BY
DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F
The Delaware Life Masters Prime® Variable Annuity (the “Contract”) is a flexible payment deferred variable annuity contract. Delaware Life Insurance Company (the “Company”) offered the Contract to personal retirement and deferred compensation plans. The Contract is no longer available for sale.
This supplement provides certain updated information about your Contract. This supplement also provides a summary of the Contract features that have changed since the prospectus dated May 1, 2025. This may not reflect all the changes that have occurred since you entered into your Contract.
The prospectus for the Contract dated May 1, 2025, as supplemented, contains more information about the Contract including its features, benefits, and risks. If you have any questions about the Contract and wish to talk to a representative, you may call (877) 253-2323. You can find the May 1, 2025 Contract prospectus, the current prospectuses for the Funds and other information about the Contract online at https://dfinview.com/delawarelife/TAHD/246115166?site=Annuity. You can also obtain this information at no cost at https://dfinreports.com/delawarelife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
Financial statements of Delaware Life Variable Account F (the “Variable Account”) for the year ended December 31, 2025 can be found online at https://dfinview.com/delawarelife/TAHD/246115166?site=Annuity. You can also obtain these financial statements at no cost at https://dfinreports.com/delawarelife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
NOTE REGARDING THE AVAILABILITY OF THE COMPANY’S AUDITED FINANCIAL STATEMENTS
The financial guarantees we provide under your Contract are supported by the Company’s general account and are subject to the Company’s financial strength and claims-paying ability. Audited financial statements for the Company for the year-ended December 31, 2025 are not yet available, pending completion of the audit by the Company’s independent certified public accountant. The Company’s audited financial statements are delayed due to an ongoing review of the Company’s affiliate and related-party transactions. As of the date of this supplement, it is uncertain when the Company’s 2025 audited financial statements will become available.
The variable investment options offered under the Contract are supported by the Variable Account, not the Company’s general account. Financial statements of the Variable Account for the year-ended December 31, 2025 are available and may be obtained as instructed above.
During the delay in finalizing the Company’s 2025 audited financial statements, you may continue to make transactions under the terms of your Contract, including:
●
Making additional purchase payments into your Contract (if otherwise permitted);
●
Transferring or reallocating your Contract Value among investment options; and
●
Any other transactions permitted under your Contract.
Notice will be provided once the Company’s 2025 audited financial statements are available. Please contact us at (800) 477-6545 with any questions regarding the Company’s financial statements or your Contract.

The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you take a withdrawal or surrender, you may be subject to a withdrawal charge and income taxes, including a 10% additional federal tax if you are younger than age 59 1∕2. Any obligations (including under any Fixed Account investment options) or guarantees under the Contract are subject to the Company’s financial strength and claims-paying ability.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this supplement is accurate or complete. Any representation to the contrary is a criminal offense.

SPECIAL TERMS
The following terms as used in this supplement have the indicated meanings:
ANNUITY INCOME DATE: The date the annuity payments begin.
COMPANY (“we,” “us,” “our,” “DELAWARE LIFE”): Delaware Life Insurance Company, which is subject to state supervision. It is the depositor of the Variable Account in which the Contract participates.
CONTRACT VALUE: The sum of Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, for that Valuation Period.
CONTRACT YEAR: A period of 365 days (366 days if a leap year) first measured from the Issue Date.
DESIGNATED INVESTMENT OPTIONS: The Subaccounts (and fixed Guarantee Period(s), if any) that we make available for use with the GLWB, the HAV Death Benefit, and the ROP Death Benefit riders.
EARLY WITHDRAWAL: Under the GLWB, any withdrawal taken prior to the Income Start Date.
FIXED ACCOUNT: A part of the Company’s general account, consisting of all the Company’s assets other than those allocated to the Company’s separate accounts.
FUND: An open-end management investment company, registered under the Investment Company Act of 1940, in which the Subaccount invests.
GLWB: An optional living benefit rider that you may be eligible to elect on or before the Issue Date of your Contract, which guarantees that the Owner may withdraw and receive an annual amount each Contract Year.
GOOD ORDER: A complete instruction received by the Company, including legally and Company required information.
GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited. Each year in a Guarantee Period is 365 days (366 days if a leap year), first measured from the date of the allocation to the Guarantee Period. When available, the Company may offer different durations of Guarantee Periods. A Guarantee Period is also known as a Fixed Account option in the Prospectus.
HAV DEATH BENEFIT: An optional death benefit that you may be eligible to elect on or before the Issue Date of your Contract.
INVESTMENT OPTION: A division of the Variable Account which invests in shares of a Fund. An Investment Option is also known as a Subaccount in the Prospectus and Contract.
ISSUE DATE: The effective date of your Contract when we apply your initial Purchase Payment and issue your Contract.
OWNER: The person(s) or entity entitled to the ownership rights in the Contract. Joint Owners must be spouses recognized as such under federal tax laws.
PURCHASE PAYMENT: An amount paid to the Company as consideration for the benefits provided by the Contract.
RECEIVE (receipt, receives, received by the Company): Occurs when received by the Company in Good Order at our Service Address, or at such other location and by any means we identify as acceptable to us.

ROP DEATH BENEFIT: An optional death benefit that provides a death benefit equal to the higher of the Contract Value and the ROP Value.
ROP VALUE: Total Purchase Payments adjusted for any partial withdrawals under the ROP Death Benefit rider.
SERVICE ADDRESS: By mail, Delaware Life Insurance Company, P.O. Box 758581, Topeka, KS 66675-8581; by express mail, Delaware Life Insurance Company, Mail Zone 581, 5801 SW 6th Avenue, Topeka, KS 66636; and by facsimile at (785)286-6118, or such other address specified by written notice, to which all correspondence concerning your Contract should be sent.
SUBACCOUNT: A division of the Variable Account which invests in shares of a Fund. A Subaccount is also known as a Investment Option in the Prospectus and Contract.
VALUATION PERIOD: The period of time beginning at the close of regular trading on the NYSE each Business Day and ending at the close of such trading on the next Business Day.
VARIABLE ACCOUNT: Delaware Life Variable Account F, which is a separate account of the Company registered under the Investment Company Act of 1940 and consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company and which is not chargeable with liabilities arising out of any other business of the Company.
VARIABLE ACCUMULATION UNIT: A unit of measure, for each Subaccount of the Variable Account. It is used to calculate the Contract Value allocated to each Subaccount of the Variable Account during the Accumulation Phase.
VARIABLE ACCUMULATION VALUE: The sum of the values of all the Variable Accumulation Units in the Subaccounts supporting your Contract for a Valuation Period.
WITHDRAWAL BENEFIT BASE: Under the GLWB, the amount used to calculate the AWA and the GLWB Fee.
WITHDRAWAL CHARGE(S): The charge which will be applied in the event that you make a partial withdrawal or surrender your Contract during the period when the Withdrawal Charge applies.
YOU and YOUR: The terms “you” and “your” refer to the “Owner,” as that term is used in this Prospectus.

UPDATED INFORMATION ABOUT THE CONTRACT
The information in this supplement is a summary of the Contract features that have changed since the prospectus dated May 1, 2025. This may not reflect all the changes that have occurred since you entered into your Contract.
Audited financial statement for the Company for the year ended December 31, 2025 are not yet available. Please refer to the Cover Page for more information.
Changes Affecting the Funds
Name Changes
Current Fund Name	New Fund Name
American Funds Insurance Series® International Fund	American Funds Insurance Series® EUPAC Fund TM
Putnam VT Research Fund	Putnam VT U.S. Research Fund
Expenses and Performance Information
The expenses and performance information have been updated and are reflected in Appendix A-Funds Available under the Contract and Fees and Expenses in this supplement.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES	Location In The Prospectus
Are There Charges for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a Withdrawal Charge of up to 8.0% (as a percentage of Purchase Payments withdrawn), declining to
0% over that time period. For example, if you make a withdrawal, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table - Transaction Expenses Withdrawals, Surrenders, and Withdrawal Charges
Are There Transaction Charges?
Yes. In addition to charges for withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $25 per transfer after the first 12 transfers per Contract Year. There may be fees for wire transfers or other expedited forms of payment of Contract proceeds.
Fee Table - Transaction Expenses Contract Charges

	FEES AND EXPENSES (CONT.)			Location In The Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the investment options and optional benefits you have elected.
Fee Table - Annual Contract Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract (Located In This Supplement)
	Annual Fee	Minimum	Maximum
	Base contract:	1.20%[1]	1.20%[1]
	Investment options (Fund fees and expenses)	0.71%[2]	3.48%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05%[3]	1.95%[4]

1As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
2As a percentage of Fund net assets.
3As a percentage of ROP Value for the optional death benefit riders.
4As a percentage of Withdrawal Benefit Base. This represents the maximum fee for the rider.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add
Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost: $1,724	Highest Annual Cost: $6,403
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Least expensive Fund fees and expenses ●No optional benefits ●No sales charges ●No additional Purchase Payments, transfers or withdrawals
Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and Fund fees
and expenses
●No sales charges
●No additional Purchase
Payments, transfers or
withdrawals

	RISKS	Location In The Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No.
●The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-term horizon. You should not use the Contract as a short-term investment.
●Withdrawal Charges may apply to withdrawals. If you take a withdrawal, a
Withdrawal Charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
●Withdrawals may be subject to taxes, including a 10% additional tax if you take a withdrawal before age 59  1∕2.

What Are the Risks Associated with Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
●Each investment option (including any Fixed Account investment option)
will have its own unique risks.
●You should review the investment options before making an investment decision.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company.
Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the
Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (877)
253-2323 or visiting https://www.delawarelife.com/our-company.
Audited financial statements for the Company for the year ended
December 31, 2025 are not yet available. Please refer to the Cover Page for more information.

	RESTRICTIONS	Location In The Prospectus
Are There Limits to the Investment Options?
Yes.
●The availability of certain investment options may vary depending on the broker-dealer or other financial intermediary through which the Contract is purchased.
●You are allowed to make 12 transfers between investment options per
Contract Year free of charge, after which we reserve the right to charge
$25 per transfer. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter excessively frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic transfer programs.
●We reserve the right to remove or substitute Funds as investment options.
Variable Account Options: The Funds The Fixed Account Transfers Among the Subaccounts and the Fixed Account Appendix A: Funds Available Under the Contract (Located In This Supplement)

	RESTRICTIONS (CONT.)	Location In The Prospectus
Are There Any Restrictions on Contract Benefits?
Yes. The availability of certain Contract benefits or other features may vary depending on the broker-dealer or financial intermediary through which the
Contract is purchased.
●If you elected any of the optional benefit riders, your Purchase Payments and Contract Value allocations are strictly limited to Designated
Investment Options and must be in compliance with the minimum and maximum aggregate allocation percentage requirements. We may change these restrictions in the future.
●Failure to satisfy applicable investment restrictions will result in the termination of an optional benefit.
●Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
●You may not purchase any additional optional benefits after the Issue
Date.
Benefits Available Under the Contract Optional Living Benefits Death Benefit Appendix B: List of Designated Investment Options and Other Investment Restrictions (Located In This Supplement)
	TAXES	Location In The Prospectus
What Are the Contract’s Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
●There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).
●Distributions from your Contract that are includible in income are taxed at ordinary income rates. You may be subject to a 10% additional tax if you take a withdrawal before age 59  1∕2.
Tax Provisions
	CONFLICTS OF INTEREST	Location In The Prospectus
How is my Investment Professional Compensated?
Your investment professional may receive compensation for selling the
Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

APPENDIX A - FUNDS
AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/delawarelife/TAHD/246115166?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.  Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See APPENDIX B - LIST OF DESIGNATED FUNDS AND OTHER INVESTMENT RESTRICTIONS.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio Class B	AllianceBernstein, L.P.	0.98%[1]	17.36%	5.64%	6.74%
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.07%	2.64%	8.48%	8.27%
Equity - US Large Cap Growth	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B	AllianceBernstein, L.P.	0.90%	12.85%	11.76%	15.88%
Allocation - Moderate	American Funds Insurance Series® American Funds® Global Balanced Fund Class 4	Capital Research and Management Company	1.01%[1]	16.96%	5.85%	7.43%
Allocation - Moderate	American Funds Insurance Series® Asset Allocation Fund Class 4	Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Equity - Global Large Cap	American Funds Insurance Series® EUPAC Fund™[2] Class 4	Capital Research and Management Company	0.97%[1]	26.41%	3.14%	6.73%
Equity - Global Large Cap	American Funds Insurance Series® Global Growth Fund Class 4	Capital Research and Management Company	0.90%[1]	21.34%	7.97%	11.89%
Equity - US Large Cap Growth	American Funds Insurance Series® Growth Fund Class 4	Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Equity - US Large Cap Blend	American Funds Insurance Series® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
Equity - Global Emerging Markets	American Funds Insurance Series® New World Fund® Class 4	Capital Research and Management Company	1.07%[1]	27.92%	5.06%	8.98%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	BlackRock Advisors, LLC / BlackRock International Limited, BlackRock (Singapore) Limited	1.01%[1]	19.42%	5.51%	7.33%
Equity - US Mid Cap	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II	Franklin Templeton Fund Advisor, LLC / ClearBridge Investments, LLC	1.07%	4.08%	4.23%	7.24%
Equity - US Large Cap Value	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Select Large Cap Value Fund Class 2	Columbia Management Investment Advisers, LLC	0.94%	27.97%	13.32%	12.30%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Allocation - Moderate	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	First Trust Advisors L.P.	1.18%	5.30%	3.98%	6.68%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares	Goldman Sachs Asset Management, L.P.	0.77%[1]	15.49%	13.56%	13.48%
Fixed Income - US	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II	Invesco Advisers, Inc.	0.87%[1]	6.96%	-0.36%	2.73%
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Allocation - Aggressive	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	Lazard Asset Management LLC	1.05%[1]	15.72%	5.19%	5.93%
Fixed Income - US	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC	Lord, Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.83%[1]	5.49%	6.62%	8.82%
Allocation - Cautious	MFS® Variable Insurance Trust III MFS® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.95%	9.72%	2.83%	5.43%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.03%[1]	12.22%	11.26%	13.53%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Service Class	Massachusetts Financial Services Company	1.13%[1]	7.43%	6.50%	11.48%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.15%[1]	3.30%	1.08%	4.76%
Allocation - Aggressive	MFS® Variable Insurance Trust III MFS® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.05%	11.87%	5.93%	8.95%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.06%[1]	3.40%	3.03%	11.32%
Allocation - Moderate	MFS® Variable Insurance Trust III MFS® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.97%	10.96%	4.55%	7.35%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%[1]	12.56%	-0.54%	10.46%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%[1]	2.88%	8.22%	10.30%
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Service Class	Massachusetts Financial Services Company	1.07%[1]	16.28%	12.17%	18.35%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%[1]	6.94%	-0.09%	2.38%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%[1]	10.91%	6.16%	7.36%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio[3] Service Class	Massachusetts Financial Services Company	0.45%[1]	3.85%	2.87%	1.77%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%[1]	12.77%	9.69%	9.77%
Allocation - Moderate	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II	Morgan Stanley Investment Management, Inc. / Morgan Stanley Investment Management Limited	1.00%[1]	17.36%	5.21%	6.75%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%[1]	35.38%	3.15%	17.46%
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	3.29%[1]	18.85%	10.47%	6.43%
Fixed Income - Global	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Pacific Investment Management Company LLC	1.19%	3.85%	0.93%	2.78%
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class	Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%
Allocation - Moderate	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB	Putnam Investment Management, LLC / Franklin Advisers, Inc, Franklin Templeton Investment Management Limited	0.88%	13.95%	8.85%	10.17%
Allocation - Moderate	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB	Franklin Advisers, Inc. / The Putnam Advisory Company, LLC, Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	1.09%[1]	14.38%	8.39%	8.43%
Equity - Healthcare Sector	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB	Putnam Investment Management, LLC / The Putnam Advisory Company, LLC, Franklin Advisers, Inc, Franklin Templeton Investment Management Limited	1.00%	15.05%	7.71%	8.36%
Fixed Income - US	Putnam Variable Trust Putnam VT Income Fund Class IB	Franklin Advisers, Inc. / Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.82%	7.25%	-1.13%	1.89%
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Putnam Investment Management, LLC / Franklin Advisers, Inc, Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Large Cap Blend	Putnam Variable Trust Putnam VT U.S. Research Fund[4] Class IB	Putnam Investment Management, LLC / The Putnam Advisory Company, LLC, Franklin Advisers, Inc, Franklin Templeton Investment Management Limited	0.93%	17.88%	14.52%	15.07%
Fixed Income - US	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II	Franklin Templeton Fund Adviser, LLC / Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd in Japan, Western Asset Management Company Pte. Ltd. in Singapore	0.79%[1]	7.69%	-1.67%	1.85%

1
The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
2
Prior to May 1, 2026, the name of this fund was International Fund.
3
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.
4
Prior to May 1, 2026, the name of this fund was Putnam VT Research Fund.

 APPENDIX A - FIXED OPTIONS AVAILABLE UNDER THE CONTRACT
The following is the list of the Fixed Account options currently available under the Contract. We may change the features of the Fixed Account options listed below, offer new Fixed Account options, and cease offering an existing Fixed Account option. We will provide you with written notice before doing so. See “Additional Features and Services”, “THE FIXED ACCOUNT”, “THE FIXED ACCOUNT OPTIONS:THE GUARANTEE PERIODS” and “THE ACCUMULATION PHASE”, “BENEFITS AVAILABLE UNDER THE CONTRACT – Dollar-Cost Averaging Program” in the prospectus.
Name	Term	Minimum Guaranteed Interest Rate
Guarantee Period	One (1) Year	1%
Dollar-Cost Averaging	6 Months and 12 Months	1%

APPENDIX B -LIST
OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS
If you own any of the optional benefit riders listed below, your Contract is subject to investment restrictions that limit the investment options that are available to you:
●
GLWB
●
HAV Death Benefit
●
ROP Death Benefit
If you violate the investment restrictions applicable to your benefit, your benefit will terminate automatically.
Investment Restrictions
If you own any of these optional benefit riders, only the Funds that we have designated as “Designated Investment Options” are available for investment. We limit the number and type of available Designated Investment Options and impose minimum and maximum allocation requirements for each Designated Investment Option category in our sole discretion. Currently, the Designated Investment Options and four category aggregate allocation percentages, are the following:
Categories	Minimum/Maximum Aggregate Allocation Percentages	Designated Investment Options
Category I	Minimum 20% maximum 100%
American Funds Insurance Series®, Asset Allocation Fund
BlackRock Global Allocation V.I. Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Invesco V.I. Core Plus Bond Fund
Lord Abbett Series Fund, Bond Debenture Portfolio
MFS® Conservative Allocation Portfolio
MFS® U.S. Government Money Market Portfolio
MFS® Total Return Bond Series
PIMCO Total Return Portfolio
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Putnam VT Income Fund
Legg Mason Partners Variable Income Trust, Western Asset Core Plus
VIT Portfolio

Category II	Minimum 0% maximum 80%
AB Balanced Hedged Allocation Portfolio
AB Large Cap Growth Portfolio
American Funds Insurance Series®, Global Balanced Fund
American Funds Insurance Series®, Global Growth Fund
American Funds Insurance Series®, Growth Fund
American Funds Insurance Series®, Growth-Income Fund
Columbia Variable Portfolio - Select Large Cap Value Fund
Goldman Sachs V.S. Equity Insights Fund
Invesco V.I. Equity and Income Fund
Lazard Retirement Global Dynamic Multi-Asset Portfolio
MFS® Core Equity Portfolio
MFS® Global Growth Portfolio
MFS® Growth Allocation Portfolio
MFS® Moderate Allocation Portfolio
MFS® Total Return Series
MFS® Value Series
Morgan Stanley Variable Insurance Fund, Inc., Global Strategist
Portfolio
Putnam VT Large Cap Value Fund
Putnam VT George Putnam Balanced Fund
Putnam VT Global Asset Allocation Fund

Categories	Minimum/Maximum Aggregate Allocation Percentages	Designated Investment Options
Putnam VT U.S. Research Fund
Category III	Minimum 0% maximum 25%
AB Discovery Value Portfolio
American Funds Insurance Series®, EUPACTM Fund
American Funds Insurance Series®, New World Fund®
Legg Mason Partners Variable Equity Trust, ClearBridge Variable Mid
Cap Portfolio
MFS® Blended Research® Small Cap Equity Portfolio
MFS® Mid Cap Growth Series
MFS® New Discovery Series
MFS® New Discovery Value Portfolio
Morgan Stanley Variable Insurance Fund, Inc., Growth Portfolio

Category IV	Minimum 0% maximum 10%	MFS® Technology Portfolio MFS® Global Real Estate Portfolio PIMCO Commodity Real Return® Strategy Portfolio Putnam VT Global Health Care Fund
You may transfer funds within the categories as long as your allocations remain within the percentage ranges we have established and may change from time to time, and you adhere to the transfer provisions of your Contract. (See “Transfers Among the Subaccounts and the Fixed Account” and “Restrictions on Frequent Transfers.”)

The prospectus and statement of additional information (SAI) dated May 1, 2025, as supplemented, include additional information. The prospectus and SAI are available, without charge, upon request at https://dfinreports.com/DelawareLife. You can request the prospectus and SAI, or other information at no cost by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com. You can also access other information about the Contract online at https://dfinview.com/delawarelife/TAHD/246115166?site=Annuity.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No.: C000204561